Royalty obligation (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 08, 2021	Jun. 28, 2021	Jun. 30, 2021	Jun. 30, 2020
Initial payment received		$ 8,000,000.0	$ 8,000,000.0
Gross proceeds	$ 29,500,000
Royalty financing fee		$ 1,500,000
Capital expenditures percentage		80	80
Remaining payment received		$ 3,000,000.0	$ 3,000,000.0
Receive royalty percentage on gross revenues		1.0
Cumulative royalty payment		$ 16,500,000
Royalty payment		1,650,000
Option to reduce royalty payment		$ 20,000,000
Accrued interest percentage		15
Financing fee			1,500,000
Legal fees			169,279
Royalty obligation at fair value			$ 6,500,000
Discount rate percentage			13.8
Accretion expense on the royalty obligation			$ 0	$ 0